[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000



                                 August 7, 2001




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Investors Trust, Inc.
                  1933 Act File No. 33-62174
                  1940 Act File No. 811-7692

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Statement of Additional Information with respect to the above-referenced fund does not differ from that filed in Post-Effective Amendment No. 20 that was filed electronically on July 2, 2001.

                                       Very truly yours,

                                       LEGG MASON INVESTORS TRUST, INC.



                                       By: /s/ Marc R. Duffy
                                           ------------------------------------
                                           Marc R. Duffy
                                           Vice President and Secretary

MRD:kms